Debt (Details) - Schedule of components of interest expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt (Details) - Schedule of components of interest expense [Line Items]
Amortization of discount and issuance cost	$ 198	$ 249
Total cost	1,239	2,193
Total interest expense	1,239	2,193
Other Debt [Member]
Debt (Details) - Schedule of components of interest expense [Line Items]
Contractual interest	322	421
Amortization discount and issuance cost	60	139
Total	382	560
Trinity Term Loan [Member] | Loans Payable [Member]
Debt (Details) - Schedule of components of interest expense [Line Items]
Contractual interest	719	1,523
Amortization of discount and issuance cost	138	110
Total cost	$ 857	$ 1,633